Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Contributions to ESOP	In addition, the subsidiaries made contributions to the ESOP as follows:

	Years ended December 31
	2023	2022

Number of shares issued	4,746	18,522

Fair value of stock contributed	$125	$575

Cash contributed	473	—

Total expense	$598	$575